UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31

Date of reporting period:  NOVEMBER 30, 2013


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED NOVEMBER 30, 2013


[LOGO OF USAA]
   USAA(R)

                                   [GRAPHIC OF USAA CORNERSTONE AGGRESSIVE FUND]

 ======================================================

        SEMIANNUAL REPORT
        USAA CORNERSTONE AGGRESSIVE FUND
        NOVEMBER 30, 2013

 ======================================================

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

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PRESIDENT'S MESSAGE

"IT IS IMPORTANT TO OWN A VARIETY OF
INVESTMENTS THAT TEND TO PERFORM                   [PHOTO OF DANIEL S. McNAMARA]
DIFFERENTLY IN DIFFERENT ENVIRONMENTS."

--------------------------------------------------------------------------------

DECEMBER 2013

As experienced investors know, major moves in an asset class can happen quickly. This was the case during the reporting period for both stocks and bonds. For stocks, it was essentially a tale of two markets. In the first half of the period, global stocks retreated on hints from Federal Reserve (the Fed) Chairman Ben Bernanke that the Fed might begin tapering (or reducing) its quantitative easing (QE) asset purchases. (Through QE, the Fed was buying $85 billion in U.S. Treasury securities and mortgage-backed securities every month in order to push down long-term interest rates and stimulate economic growth and it recently signaled that it will reduce this amount to $75 billion every month.) Overall, for the period between May 31, 2013, and September 5, 2013, international stocks (which exclude the United States and Europe) and European stocks gained about 3%, while U.S. stocks returned approximately 2%. Emerging market stocks declined.

Global stocks reversed direction in the second half of the reporting period, rallying strongly after the Fed delayed the inevitable taper. Between September 6, 2013, and November 29, 2013, European stocks gained more than 10%, outperforming U.S. and international stocks -- both of which advanced nearly a still-respectable 10% -- and emerging markets stocks, which recorded a return of about 8%. Varied performance, such as this, is an important reminder of the benefits of diversification: it is important to own a variety of investments that tend to perform differently in different environments.

In the bond market, longer-term interest rates rose on expectations of a reduction in the Fed's asset purchases. Bond prices, which move in the opposite direction of interest rates, declined. The increase in rates was most pronounced in the longer end of the yield curve -- in five-year, 10-year and 30-year maturities. For fixed-income investors, it was a mixed blessing. Higher rates meant a decrease in principal value. On the other hand, lower prices mean investors have the opportunity to reinvest at higher rates and earn more on any new investments. Meanwhile, short-term interest rates remained anchored near zero. The Fed has said it will keep the targeted federal funds rate between 0% and 0.25% as long as unemployment is above 6.5% and inflation remains below 2.5%.

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

================================================================================

Looking ahead, I expect the Fed to continue its asset purchases for the foreseeable future. Janet Yellen, who has been nominated to succeed Bernanke, said this past November that she supports the continuation of the Fed's accommodative monetary policies. Yellen also told the Senate Banking Committee that the Fed would eventually have to begin tapering (which it subsequently stated it will do). However, I believe that the Fed will continue asset purchases, as the U.S. economy remains fragile.

As the Fed starts to taper its asset purchases, longer-term interest rates will probably increase. Though gradually rising rates can be a headwind for investors, fixed-income investing is not an all-or-none scenario. I believe that bonds continue to have a place in a diversified portfolio, in part because of the income they provide. Furthermore, the bond market is not one market but is actually a market of many different types of bonds, including U.S. Treasuries, mortgage-backed securities, investment-grade bonds, high-yield bonds, municipal securities, and more. Many of these fixed-income asset classes performed differently (some better and some worse than U.S. Treasuries) during the reporting period.

Meanwhile, equity valuations have risen faster than fundamentals. I believe valuations will continue to rise if economic growth accelerates and profit margins can maintain their current levels. If growth stalls or decelerates and profit margins decrease, earnings may disappoint and stocks may trim their gains.

Precious metals, like fixed-income securities, underperformed during the reporting period. The underperformance, in my view, was driven by concern that Fed tapering would be stronger than expected, which could lead to a rally in the U.S. dollar and reduce the need for inflation protection. Precious metals are typically used as a long-term inflation hedge. Exposure to gold and other precious metals and minerals may enhance overall portfolio diversification.

In the months ahead, rest assured that we will continue to monitor the financial markets as well as Congressional budget negotiations, Fed policy, economic trends, corporate earnings, and other factors that potentially could affect the performance of your investments. On behalf of everyone at USAA Asset Management Company, thank for your continued investment in our family of no-load mutual funds.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company

Past performance is no guarantee of future results. o As interest rates rise, bond prices fall o Diversification is a technique to help reduce risk and does not guarantee a profit or prevent a loss. o Emerging market countries are less diverse and mature than other countries and tend to be politically less stable.
o Financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License
# 0E36312), and USAA Financial Advisors, Inc., a registered broker dealer.

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

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                1

MANAGERS' COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           6

FINANCIAL INFORMATION

    Portfolio of Investments                                                 10

    Notes to Portfolio of Investments                                        22

    Financial Statements                                                     25

    Notes to Financial Statements                                            28

EXPENSE EXAMPLE                                                              44

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2014, USAA. All rights reserved.

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

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FUND OBJECTIVE

THE USAA CORNERSTONE AGGRESSIVE FUND (THE FUND) SEEKS CAPITAL APPRECIATION OVER THE LONG TERM. THE FUND ALSO CONSIDERS THE POTENTIAL FOR CURRENT INCOME.

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TYPES OF INVESTMENTS

The Fund invests in equity securities, bonds, and money market instruments. The Fund will have a target asset class allocation of approximately 80% equity securities and 20% fixed-income securities. The actual asset class allocation can deviate from time to time from these targets as market conditions warrant. The implementation of the asset allocation may involve the extensive use of equity and fixed-income exchange-traded funds (ETFs). The Fund may invest in investment-grade and below-investment-grade securities.

The Fund also may use alternative investment strategies and other instruments from time to time, in an attempt to reduce its volatility over time and to enhance the Fund's return and diversification.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

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MANAGERS' COMMENTARY ON THE FUND

USAA Asset Management Company

    JOHN P. TOOHEY, CFA                               ARNOLD J. ESPE, CFA
    WASIF A. LATIF                                    DAN DENBOW, CFA

--------------------------------------------------------------------------------

o HOW DID THE USAA CORNERSTONE AGGRESSIVE FUND (THE FUND) PERFORM DURING THE REPORTING PERIOD?

    The Fund returned 6.37% during the reporting period ended November 30, 2013. This compares to returns of 10.50% for the MSCI All-Country World Index and -0.56% for the Barclays U.S. Aggregate Bond Index.

o   WHAT SPECIFIC ELEMENTS OF YOUR POSITIONING HELPED PERFORMANCE?

    Our domestic equity allocation made a positive contribution to performance. The U.S. equity market delivered strong returns as growing optimism about the economic outlook helped fuel investors' appetite for risk. The Fund's equity weighting is higher than that of the Lipper peer group, which was a positive for performance at a time of robust stock market returns.

    Our equity allocation is diversified among individual large-cap U.S. stocks and exchange-traded funds (ETFs) that provide exposure to domestic mid- and small-cap stocks.

    Refer to page 7 for benchmark definitions.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. o Diversification does not guarantee a profit or prevent a loss.

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2  | USAA CORNERSTONE AGGRESSIVE FUND

================================================================================

    The Fund's large-cap portfolio, which emphasizes stocks with attractive valuations and improving fundamentals, finished with a positive return and robust relative performance versus the broader U.S. equity market. While our focus on high-quality stocks would typically be a headwind in a momentum-driven market, our strong individual stock selection helped the large-cap portfolio to outperform. In addition, our allocations to both mid- and small-cap stocks enabled us to capitalize on the strong, relative performance of these asset classes.

    The non-U.S. equity portion of the Fund also delivered positive returns.
    Our holdings in ETFs that invest in the developed overseas markets performed particularly well due in part to the signs of recovery in Europe's economy and the aggressive policies of Japan's central bank. Our allocation to the emerging markets -- which includes both broad-based and ETFs linked to individual countries where we see the potential for outperformance -- also produced a gain, albeit a more modest one than our positions in the developed markets. During the reporting period, investors reacted negatively to the prospect of the U.S. Federal Reserve (the Fed) "tapering" (or reducing) the bond-buying program known as "quantitative easing" which caused emerging markets stocks to lag as well as weaker-than-expected growth in key markets such as Brazil, China, and India.

    During the reporting period, the U.S. investment-grade bond market experienced poor performance under the threat of a possible tapering by the Fed. While the Fed kept the policy intact through the close of the reporting period, the potential for a withdrawal of support led to a sell-off in intermediate- and long-term investment-grade bonds. Shortly after the reporting period ended, the Fed signaled that it will begin tapering its bond-buying program from $85 billion per month to $75 billion per month.

    Our bond portfolio delivered a positive performance in the past six months, which helped mitigate the impact of broader bond market weakness. We continued to construct the portfolio on a bond-by-bond basis using fundamental credit research, with a focus on higher-yielding securities in the investment-grade corporate bond

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  3

================================================================================

    and commercial mortgage-backed securities sectors. Within the corporate segment, we held an overweight -- or above-market weighting -- in bonds issued by banks and insurance companies, which continued to work well. In addition, we maintained a below-average duration (to reduce interest-rate sensitivity) in order to protect the portfolio against the potential for market volatility, particularly among longer-term bonds. This defensive approach aided performance in the difficult market environment of the past six months.

    The Fund has a modest allocation to high-yield bonds. This asset class tends to have a lower sensitivity to interest-rate risk than the investment-grade segment of the market, which was a positive for its six-month results. High-yield bonds also were helped by stronger economic growth and investors' continued preference for income-producing securities.

o   WHAT ELEMENTS OF YOUR POSITIONING HURT PERFORMANCE?

    Our allocation to gold and precious metals stocks was the weakest segment of the portfolio. The price of gold weakened in an environment of low inflation and positive investor sentiment, and gold stocks lagged even more significantly due to their contracting profit margins and weak earnings results.

    Although our precious metals allocation lagged considerably in the past six months, it's important to keep in mind that we construct the portfolio to deliver strong risk-adjusted returns over the ups and downs of the markets rather than trying to maximize short-term performance. We believe it's essential to maintain this diversified approach rather than overreacting when some elements of the portfolio aren't working.

    The Fund's option hedging strategy -- which is designed to help cushion the impact of large stock market sell-offs -- also detracted from performance, as is typically the case during sizeable rallies. On a longer-term basis, however, we view the hedging strategy as a way to help mitigate against sharp declines in equity markets during the inevitable periods of elevated volatility.

================================================================================

4  | USAA CORNERSTONE AGGRESSIVE FUND

================================================================================

o   WHAT IS YOUR OUTLOOK FOR THE FINANCIAL MARKETS AS WE MOVE INTO 2014?

    As we look ahead to 2014, we foresee an environment in which financial-market performance may be somewhat more muted. Developed-market stocks are more richly valued, and yields on long-term bonds are likely to trend higher over time. What's more, we anticipate a high level of market uncertainty stemming from shifting expectations for the country's fiscal and monetary policies.

    Accordingly, we are closely monitoring economic data to assess whether the recent uptick in economic indicators is a sign that the U.S. economy is about to achieve "escape velocity." If growth does indeed pick up, that would represent a strong indication that corporate sales growth can accelerate from its current low level. This is critical for equities, since market performance has run far ahead of earnings growth in 2013 -- indicating that expanding valuations has been the key driver of performance. It's therefore likely that investors will soon need to see an improvement in revenues for equities to maintain their upward trajectory.

    Our approach to this potentially challenging backdrop is to emphasize fundamentals and valuations as the basis for determining the Fund's optimal asset allocation. We seek to construct a portfolio that is truly diversified in that it is positioned to capitalize on a wide range of potential outcomes regarding global growth, central bank policy, and inflation. We believe this nimble approach -- and not one that simply seeks to "ride the wave" of accommodative central bank policies -- will be critical to generating outperformance in the year ahead.

    Thank you for your investment in the Fund.

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  5

================================================================================

INVESTMENT OVERVIEW

USAA CORNERSTONE AGGRESSIVE FUND (THE FUND) (Ticker Symbol: UCAGX)

--------------------------------------------------------------------------------
                                           11/30/13                    5/31/13
--------------------------------------------------------------------------------
Net Assets                             $112.5 Million              $83.6 Million
Net Asset Value Per Share                  $12.02                      $11.30

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/13
--------------------------------------------------------------------------------
   5/31/13-11/30/13*                 1 Year             Since Inception 6/8/12
         6.37%                       13.57%                       15.27%

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/13
--------------------------------------------------------------------------------
       1 Year                                            Since Inception 6/8/12
        13.00%                                                     15.36%

--------------------------------------------------------------------------------
                         EXPENSE RATIO AS OF 5/31/13**
--------------------------------------------------------------------------------
    Before Reimbursement      1.81%            After Reimbursement      1.26%

             (Includes acquired fund fees and expenses of 0.16%)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This return is cumulative.

**The expense ratios represent the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Funds' prospectus dated October 1, 2013, and are calculated as a percentage of average net assets. USAA Asset Management Company (the Manager) has agreed, through October 1, 2014, to make payments or waive management, administration, and other fees so that the total expenses of the Fund (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 1.10% of the Fund's average net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Trust's Board of Trustees and may be changed or terminated by the Manager at any time after October 1, 2014. These expense ratios may differ from the expense ratios disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

================================================================================

6  | USAA CORNERSTONE AGGRESSIVE FUND

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                    MSCI ALL-COUNTRY        USAA CORNERSTONE         BARCLAYS U.S.
                      WORLD INDEX           AGGRESSIVE FUND       AGGREGATE BOND INDEX
05/31/12              $10,000.00              $10,000.00              $10,000.00
06/30/12               10,493.89               10,330.00               10,003.92
07/31/12               10,637.55               10,390.00               10,141.91
08/31/12               10,868.84               10,610.00               10,148.53
09/30/12               11,211.17               10,850.00               10,162.50
10/31/12               11,136.45               10,810.00               10,182.49
11/30/12               11,278.85               10,870.00               10,198.56
12/31/12               11,534.33               11,071.06               10,184.04
01/31/13               12,065.70               11,399.70               10,112.81
02/28/13               12,063.82               11,327.81               10,163.50
03/31/13               12,281.81               11,502.40               10,171.61
04/30/13               12,635.33               11,656.45               10,274.54
05/31/13               12,600.66               11,605.10               10,091.22
06/30/13               12,232.36               11,276.46                9,935.12
07/31/13               12,817.95               11,697.53                9,948.70
08/31/13               12,550.90               11,471.59                9,897.85
09/30/13               13,199.17               11,820.77                9,991.55
10/31/13               13,729.68               12,211.03               10,072.33
11/30/13               13,924.12               12,344.54               10,034.62

                                   [END CHART]

                         Data from 5/31/12 to 11/30/13.*

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Cornerstone Aggressive Fund to the following benchmarks:

o The unmanaged MSCI All-Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

o The unmanaged Barclays U.S. Aggregate Bond Index covers the U.S. investment-grade fixed-rate bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities that have remaining maturities of more than one year.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index.

*The performance of the MSCI All-Country World Index and the Barclays U.S. Aggregate Bond Index are calculated from the end of the month, May 31, 2012, while the Cornerstone Aggressive Fund's inception date is June 8, 2012. There may be a slight variation of the performance numbers because of this difference.

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                                                        INVESTMENT OVERVIEW |  7

================================================================================

                            o TOP 10 HOLDINGS* o
                               AS OF 11/30/13
                              (% of Net Assets)

iShares MSCI EAFE ETF** .................................................. 12.4%
iShares MSCI United Kingdom ETF**  ........................................ 5.4%
iShares Core MSCI Emerging Markets ETF**  ................................. 4.8%
iShares MSCI Hong Kong ETF** .............................................. 2.7%
iShares MSCI Germany ETF** ................................................ 2.5%
iShares Core S&P Mid-Cap ETF**  ........................................... 2.2%
iShares Core S&P Small-Cap ETF** .......................................... 2.1%
Gilead Sciences, Inc. ..................................................... 1.9%
Market Vectors Gold Miners ETF ............................................ 1.8%
iShares Russell 2000 ETF**  ............................................... 1.6%

 * Excludes money market instruments.

** The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

You will find a complete list of securities that the Fund owns on pages 10-21.

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8  | USAA CORNERSTONE AGGRESSIVE FUND

================================================================================

                       o ASSET ALLOCATION -- 11/30/2013* o

                         [PIE CHART OF ASSET ALLOCATION]

INTERNATIONAL EQUITY SECURITIES                                            38.8%
U.S. EQUITY SECURITIES                                                     34.2%
MONEY MARKET INSTRUMENTS                                                    9.6%
CORPORATE OBLIGATIONS                                                       8.2%
PRECIOUS METALS AND COMMODITY-RELATED SECURITIES                            2.6%
COMMERCIAL MORTGAGE SECURITIES                                              2.6%
EURODOLLAR AND YANKEE OBLIGATIONS                                           2.4%
U.S. TREASURY SECURITIES                                                    1.0%
GLOBAL REAL ESTATE EQUITY SECURITIES                                        0.1%

                                   [END CHART]

* The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

Excludes options.

Percentages are of the net assets of the Fund and may not equal 100%.

You will find a complete list of securities that the Fund owns on pages 10-21.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

PORTFOLIO OF INVESTMENTS

November 30, 2013 (unaudited)


-----------------------------------------------------------------------------------------
                                                                                   MARKET
NUMBER OF                                                                           VALUE
SHARES       SECURITY                                                               (000)
-----------------------------------------------------------------------------------------
U.S. EQUITY SECURITIES (34.2%)

COMMON STOCKS (27.8%)

CONSUMER DISCRETIONARY (2.3%)
-----------------------------
AUTO PARTS & EQUIPMENT (0.6%)
     9,010   TRW Automotive Holdings Corp.*                                    $      699
                                                                               ----------
CABLE & SATELLITE (0.2%)
     4,650   Comcast Corp. "A"                                                        232
                                                                               ----------
DEPARTMENT STORES (0.4%)
     7,300   Kohl's Corp.                                                             403
                                                                               ----------
HOME IMPROVEMENT RETAIL (0.2%)
     3,640   Lowe's Companies, Inc.                                                   173
                                                                               ----------
HOMEFURNISHING RETAIL (0.1%)
     2,050   Bed Bath & Beyond, Inc.*                                                 160
                                                                               ----------
MOVIES & ENTERTAINMENT (0.6%)
     8,700   Walt Disney Co.                                                          614
                                                                               ----------
SPECIALIZED CONSUMER SERVICES (0.2%)
     9,500   H&R Block, Inc.                                                          265
                                                                               ----------
             Total Consumer Discretionary                                           2,546
                                                                               ----------
CONSUMER STAPLES (2.0%)
-----------------------
DRUG RETAIL (0.8%)
     8,050   CVS Caremark Corp.                                                       539
     6,400   Walgreen Co.                                                             379
                                                                               ----------
                                                                                      918
                                                                               ----------
HOUSEHOLD PRODUCTS (0.2%)
     2,400   Procter & Gamble Co.                                                     202
                                                                               ----------
HYPERMARKETS & SUPER CENTERS (0.4%)
     5,990   Wal-Mart Stores, Inc.                                                    485
                                                                               ----------
TOBACCO (0.6%)
     8,050   Philip Morris
             International, Inc.                                                      689
                                                                               ----------
             Total Consumer Staples                                                 2,294
                                                                               ----------
ENERGY (3.0%)
-------------
INTEGRATED OIL & GAS (1.3%)
     2,050   Chevron Corp.                                                            251
    13,120   Occidental Petroleum Corp.                                             1,246
                                                                               ----------
                                                                                    1,497
                                                                               ----------
OIL & GAS EQUIPMENT & SERVICES (0.3%)
     6,140   Halliburton Co.                                                          324
                                                                               ----------
OIL & GAS EXPLORATION & PRODUCTION (1.2%)
     4,700   Anadarko Petroleum  Corp.                                                417
     4,200   ConocoPhillips                                                           306
    17,700   Marathon Oil Corp.                                                       638
                                                                               ----------
                                                                                    1,361
                                                                               ----------
OIL & GAS REFINING & MARKETING (0.2%)
     4,600   Valero Energy Corp.                                                      210
                                                                               ----------
             Total Energy                                                           3,392
                                                                               ----------
FINANCIALS (4.3%)
-----------------
CONSUMER FINANCE (0.6%)
     9,820   Capital One Financial Corp.                                              703
                                                                               ----------
DIVERSIFIED BANKS (0.4%)
     9,830   Wells Fargo& Co.                                                         433
                                                                               ----------
LIFE& HEALTH INSURANCE (0.3%)
     6,070   MetLife, Inc.                                                            317
                                                                               ----------
MULTI-LINE INSURANCE (0.2%)
     3,400   American International Group, Inc.                                       169
                                                                               ----------

================================================================================

10  | USAA CORNERSTONE AGGRESSIVE FUND

================================================================================

-----------------------------------------------------------------------------------------
                                                                                   MARKET
NUMBER OF                                                                           VALUE
SHARES       SECURITY                                                               (000)
-----------------------------------------------------------------------------------------
OTHER DIVERSIFIED FINANCIAL SERVICES (1.1%)
    16,010   Citigroup, Inc.                                                   $      847
     7,110   JPMorgan Chase& Co.                                                      407
                                                                               ----------
                                                                                    1,254
                                                                               ----------
REGIONAL BANKS (0.9%)
     7,000   BB&T Corp.                                                               243
     5,500   CIT Group, Inc.                                                          278
     6,800   PNC Financial Services Group, Inc.                                       523
                                                                               ----------
                                                                                    1,044
                                                                               ----------
SPECIALIZED FINANCE (0.8%)
     3,300   CME Group, Inc.                                                          270
     2,920   IntercontinentalExchange Group, Inc.*                                    623
                                                                               ----------
                                                                                      893
                                                                               ----------
             Total Financials                                                       4,813
                                                                               ----------
HEALTH CARE (6.1%)
------------------
BIOTECHNOLOGY (1.9%)
    27,750   Gilead Sciences, Inc.*                                                 2,076
                                                                               ----------
HEALTH CARE DISTRIBUTORS (0.7%)
    12,810   Cardinal Health, Inc.                                                    827
                                                                               ----------
HEALTH CARE EQUIPMENT (0.2%)
     3,500   Medtronic, Inc.                                                          201
                                                                               ----------
HEALTH CARE SERVICES (0.2%)
     3,650   Express Scripts Holdings Co.*                                            246
                                                                               ----------
LIFE SCIENCES TOOLS & SERVICES (0.2%)
     2,360   Thermo Fisher Scientific, Inc.                                           238
                                                                               ----------
MANAGED HEALTH CARE (0.2%)
     3,350   UnitedHealth Group, Inc.                                                 249
                                                                               ----------
PHARMACEUTICALS (2.7%)
    17,400   AbbVie, Inc.                                                             843
     3,100   Allergan, Inc.                                                           301
     9,690   Johnson & Johnson                                                        917
    29,170   Pfizer, Inc.                                                             926
                                                                               ----------
                                                                                    2,987
                                                                               ----------
             Total Health Care                                                      6,824
                                                                               ----------

INDUSTRIALS (3.1%)
------------------
AEROSPACE & DEFENSE (1.3%)
     1,500   Boeing Co.                                                               201
     3,600   Raytheon Co.                                                             319
    21,800   Spirit AeroSystems Holdings, Inc. "A"*                                   712
     2,210   United Technologies Corp.                                                245
                                                                               ----------
                                                                                    1,477
                                                                               ----------
AIR FREIGHT & LOGISTICS (0.5%)
     5,290   United Parcel Service, Inc. "B"                                          542
                                                                               ----------
ENVIRONMENTAL& FACILITIES SERVICES (0.1%)
     5,000   Republic Services, Inc.                                                  174
                                                                               ----------
INDUSTRIAL CONGLOMERATES (1.2%)
    50,780   General Electric Co.                                                   1,354
                                                                               ----------
             Total Industrials                                                      3,547
                                                                               ----------
INFORMATION TECHNOLOGY (6.5%)
-----------------------------
APPLICATION SOFTWARE (0.2%)
     4,200   Adobe Systems, Inc.*                                                     239
                                                                               ----------
COMMUNICATIONS EQUIPMENT (0.4%)
    23,000   Cisco Systems, Inc.                                                      489
                                                                               ----------
COMPUTER HARDWARE (1.9%)
     2,145 Apple, Inc.                                                              1,193
    34,900   Hewlett-Packard Co.                                                      954
                                                                               ----------
                                                                                    2,147
                                                                               ----------
COMPUTER STORAGE & PERIPHERALS (0.6%)
    10,400   SanDisk Corp.                                                            709
                                                                               ----------
DATA PROCESSING & OUTSOURCED SERVICES (0.6%)
     3,250   Visa, Inc. "A"                                                           661
                                                                               ----------
INTERNET SOFTWARE & SERVICES (0.6%)
       595   Google, Inc. "A"*                                                        630
                                                                               ----------
SEMICONDUCTOR EQUIPMENT (0.1%)
     5,500   Applied Materials, Inc.                                                   95
                                                                               ----------
SEMICONDUCTORS (0.9%)
     8,100   Broadcom Corp. "A"                                                       216
    23,890   Intel Corp.                                                              570
     4,300   Texas Instruments, Inc.                                                  185
                                                                               ----------
                                                                                      971
                                                                               ----------

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                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

-----------------------------------------------------------------------------------------
                                                                                   MARKET
NUMBER OF                                                                           VALUE
SHARES       SECURITY                                                               (000)
-----------------------------------------------------------------------------------------
SYSTEMS SOFTWARE (1.2%)
    29,100   Microsoft Corp.                                                   $    1,110
     7,800   Oracle Corp.                                                             275
                                                                               ----------
                                                                                    1,385
                                                                               ----------
             Total Information Technology                                           7,326
                                                                               ----------
MATERIALS (0.2%)
----------------
PAPER PRODUCTS (0.2%)
     4,000   International Paper Co.                                                  187
                                                                               ----------
TELECOMMUNICATION SERVICES (0.3%)
---------------------------------
INTEGRATED TELECOMMUNICATION SERVICES (0.3%)
    10,300   CenturyLink, Inc.                                                        316
                                                                               ----------
             Total Common Stocks (cost :$26,305)                                   31,245
                                                                               ----------

PREFERRED STOCKS (0.5%)

CONSUMER STAPLES (0.4%)
-----------------------
AGRICULTURAL PRODUCTS (0.4%)
     8,000   CHS, Inc., Series B, 7.88%, cumulative redeemable, perpetual             229
     2,000   Dairy Farmers of America, Inc., 7.88%, cumulative redeemable,
                perpetual(a)                                                          214
                                                                               ----------
                                                                                      443
                                                                               ----------
             Total Consumer Staples                                                   443
                                                                               ----------
ENERGY (0.0%)
-------------
OIL & GAS STORAGE & TRANSPORTATION (0.0%)
        50   Kinder Morgan G.P. Inc., 4.16%, cumulative redeemable(a)                  46
                                                                               ----------
FINANCIALS (0.1%)
-----------------
REGIONAL BANKS (0.1%)
       100   M&T Bank Corp., 6.38%, cumulative redeemable, perpetual                  103
                                                                               ----------
             Total Preferred Stocks (cost :$555)                                      592
                                                                               ----------
EXCHANGE-TRADED FUNDS (5.9%)
    18,610   iShares Core S&P Mid-Cap ETF                                           2,427
    21,962   iShares Core S&P Small-Cap ETF                                         2,372
    16,034   iShares Russell 2000 ETF                                               1,820
                                                                               ----------
             Total Exchange-Traded Funds (cost: $4,989)                             6,619
                                                                               ----------
             Total U.S. Equity Securities (cost: $31,849)                          38,456
                                                                               ----------
INTERNATIONAL EQUITY SECURITIES (38.8%)

COMMON STOCKS (5.9%)

CONSUMER DISCRETIONARY (0.7%)
-----------------------------
AUTO PARTS & EQUIPMENT (0.3%)
     3,700   Magna International, Inc.                                                301
                                                                               ----------
HOTELS,RESORTS & CRUISE LINES (0.3%)
    11,000   Carnival Corp.                                                           397
                                                                               ----------
SPECIALTY STORES (0.1%)
     1,250   Signet Jewelers Ltd.                                                      96
                                                                               ----------
             Total Consumer Discretionary                                             794
                                                                               ----------
CONSUMER STAPLES (0.4%)
-----------------------
BREWERS (0.1%)
     1,500   Anheuser-Busch InBev N.V. ADR                                            153
                                                                               ----------
PACKAGED FOODS & MEAT (0.3%)
     7,200   Unilever N.V.                                                            283
                                                                               ----------
             Total Consumer Staples                                                   436
                                                                               ----------
ENERGY (0.5%)
-------------
OIL & GAS DRILLING (0.5%)
    10,350   Transocean Ltd.                                                          521
                                                                               ----------
FINANCIALS (0.3%)
-----------------
DIVERSIFIED BANKS (0.3%)
     6,400  HSBC Holdings plc ADR                                                     359
                                                                               ----------

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12  | USAA CORNERSTONE AGGRESSIVE FUND

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
-----------------------------------------------------------------------------------------
                                                                                   MARKET
NUMBER OF                                                                           VALUE
SHARES       SECURITY                                                               (000)
-----------------------------------------------------------------------------------------
HEALTH CARE (0.4%)
-------------------
PHARMACEUTICALS (0.4%)
     5,300   Novartis AG ADR                                                   $      419
                                                                               ----------
INDUSTRIALS (1.4%)
------------------
ELECTRICAL COMPONENTS & EQUIPMENT (0.8%)
    11,350   Eaton Corp. plc                                                          825
                                                                               ----------
RAILROADS (0.6%)
     4,600   Canadian Pacific Railway Ltd.                                            708
                                                                               ----------
             Total Industrials                                                      1,533
                                                                               ----------
INFORMATION TECHNOLOGY (0.8%)
-----------------------------
SEMICONDUCTORS (0.8%)
    22,300   NXP Semiconductors N.V.*                                                 948
                                                                               ----------
MATERIALS (0.7%)
----------------
COMMODITY CHEMICALS (0.2%)
     3,500   LyondellBasell Industries N.V. "A"                                       270
                                                                               ----------
DIVERSIFIED METALS & MINING (0.5%)
     9,400   Rio Tinto plc ADR                                                        499
                                                                               ----------
             Total Materials                                                          769
                                                                               ----------
TELECOMMUNICATION SERVICES (0.7%)
---------------------------------
WIRELESS TELECOMMUNICATION SERVICES (0.7%)
     6,500   Rogers Communications, Inc. "B"                                          291
    13,900   Vodafone Group plc ADR                                                   516
                                                                               ----------
                                                                                      807
                                                                               ----------
             Total Telecommunication Services                                         807
                                                                               ----------
             Total Common Stocks (cost: $5,776)                                     6,586
                                                                               ----------
EXCHANGE-TRADED FUNDS (32.9%)
    14,112   EGShares Emerging Markets Consumer ETF                                   379
     9,100   iShares Core MSCI EAFE ETF                                               545
   108,289   iShares Core MSCI Emerging Markets ETF                                 5,452
   211,193   iShares MSCI EAFE ETF                                                 13,989
    90,745   iShares MSCI Germany ETF                                               2,772
   147,141   iShares MSCI Hong Kong ETF                                             3,053
    17,922   iShares MSCI Indonesia ETF                                               414
    21,350   iShares MSCI Malaysia ETF                                                336
     8,009   iShares MSCI Russia Capped ETF                                           171
    74,654   iShares MSCI Singapore ETF                                             1,014
    30,344   iShares MSCI Taiwan ETF                                                  436
     9,208   iShares MSCI Turkey ETF                                                  516
   298,471   iShares MSCI United Kingdom ETF                                        6,122
     5,690   SPDR S&P Emerging Markets SmallCap ETF                                   267
     8,602   Vanguard FTSE Emerging Markets ETF                                       357
     8,244   WisdomTree Emerging Markets Equity Income Fund                           427
     8,945   WisdomTree Emerging Markets SmallCap Dividend Fund                       424
    22,687   WisdomTree India Earnings Fund                                           378
                                                                               ----------
             Total Exchange-Traded Funds (cost: $33,015)                           37,052
                                                                               ----------
             Total International Equity Securities (cost: $38,791)                 43,638
                                                                               ----------

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                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

-------------------------------------------------------------------------------------------------------
                                                                                                 MARKET
NUMBER OF                                                                                         VALUE
SHARES       SECURITY                                                                             (000)
-------------------------------------------------------------------------------------------------------
PRECIOUS METALS AND COMMODITY-RELATED SECURITIES (2.6%)

EXCHANGE-TRADED FUNDS (2.6%)
    91,741   Market Vectors Gold Miners ETF                                                  $    2,044
     7,300   SPDR Gold Shares*                                                                      881
                                                                                             ----------
             Total Exchange-Traded Funds                                                          2,925
                                                                                             ----------
             Total Precious Metals and Commodity-Related Securities
                (cost: $4,492)                                                                    2,925
                                                                                             ----------
GLOBAL REAL ESTATE EQUITY SECURITIES (0.1%)

PREFERRED STOCKS (0.1%)

REITs - OFFICE (0.1%)
----------------------
     3,000   CommonWealth REIT, 6.50%, perpetual                                                     63
     4,000   CommonWealth REIT, Series E, 7.25%, cumulative redeemable,
                perpetual                                                                            92
                                                                                             ----------
             Total REITs - Office                                                                   155
                                                                                             ----------
             Total Preferred Stocks (cost: $176)                                                    155
                                                                                             ----------
             Total Global Real Estate Equity Securities (cost: $176)                                155
                                                                                             ----------

PRINCIPAL                                                                                        MARKET
AMOUNT                                                                COUPON                      VALUE
(000)        SECURITY                                                  RATE        MATURITY       (000)
-------------------------------------------------------------------------------------------------------
             BONDS (14.2%)

             CORPORATE OBLIGATIONS (8.2%)

             CONSUMER DISCRETIONARY (0.2%)
             -----------------------------
             PUBLISHING (0.1%)
$      100   McGraw-Hill Global Education Holdings, LLC(a)             9.75%       4/01/2021     $  111
                                                                                                 ------
             TEXTILES (0.1%)
       100   SIWF Merger Sub, Inc.(a)                                  6.25        6/01/2021        101
                                                                                                 ------
             Total Consumer Discretionary                                                           212
                                                                                                 ------
             ENERGY (2.0%)
             -------------
             OIL & GAS EXPLORATION & PRODUCTION (0.8%)
       100   Alta Mesa Holdings, LP                                    9.63       10/15/2018        108
       100   Fieldwood Energy, LLC(b)                                  8.38        9/30/2020        102
        50   Halcon Resources Corp.                                    8.88        5/15/2021         51
       100   Halcon Resources Corp.(a)                                 9.25        2/15/2022        103
       100   Midstates Petroleum Co., Inc. & Midstates Petroleum
                Co., LLC                                               9.25        6/01/2021        105
       100   Penn Virginia Corp.                                       8.50        5/01/2020        108

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14  | USAA CORNERSTONE AGGRESSIVE FUND

================================================================================

--------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                               MARKET
AMOUNT                                                                COUPON                             VALUE
(000)        SECURITY                                                  RATE          MATURITY            (000)
--------------------------------------------------------------------------------------------------------------
$      100   Quicksilver Resources, Inc.(b)                            7.00%         6/21/2019        $     98
        50   Rex Energy Corp.                                          8.88         12/01/2020              55
       100   Sabine OIL & GAS, LLC(b)                                  8.75         12/31/2018             101
        50   Samson Investment Co.(b)                                  6.00          9/25/2018              50
                                                                                                      --------
                                                                                                           881
                                                                                                      --------
             OIL & GAS REFINING & MARKETING (0.0%)
        50   Northern Tier Energy, LLC & Northern Tier Finance Corp.   7.13         11/15/2020              52
                                                                                                      --------
             OIL & GAS STORAGE & TRANSPORTATION (1.2%)
       350   DCP Midstream, LLC(a)                                     5.85          5/21/2043             327
       100   Enbridge Energy Partners, LP                              8.05         10/01/2037             112
       300   Energy Transfer Partners, LP(a)                           3.26(c)      11/01/2066             275
       200   Enterprise Products Operating, LLC                        7.00          6/01/2067             206
       100   Martin Midstream Partners, LP                             7.25          2/15/2021             102
        11   NuStar Logistics, LP                                      7.63          1/15/2043             275
                                                                                                      --------
                                                                                                         1,297
                                                                                                      --------
             Total Energy                                                                                2,230
                                                                                                      --------
             FINANCIALS (4.3%)
             -----------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.2%)
       300   State Street Capital Trust IV                             1.25(c)       6/15/2037             235
        48   Walter Investment Management Corp.(b)                     5.75         11/28/2017              48
                                                                                                      --------
             Total Asset Management & Custody Banks                                                        283
                                                                                                      --------
             CONSUMER FINANCE (0.2%)
       200   American Express Co.                                      6.80          9/01/2066             213
                                                                                                      --------
             LIFE & HEALTH INSURANCE (1.3%)
         8   Delphi Financial Group, Inc.                              7.38          5/15/2037             201
       300   Lincoln National Corp.                                    7.00          5/17/2066             309
       200   MetLife, Inc.                                             6.40         12/15/2036             206
       200   Principal Financial Global Fund, LLC                      0.76(c)       1/10/2031             176
       200   Prudential Financial, Inc.                                5.63          6/15/2043             197
       350   StanCorp Financial Group, Inc.                            6.90          6/01/2067             351
                                                                                                      --------
                                                                                                         1,440
                                                                                                      --------
             MULTI-LINE INSURANCE (0.9%)
       225   Genworth Holdings, Inc.                                   6.15         11/15/2066             201
       400   Glen Meadow Pass-Through Trust(a)                         6.51          2/12/2067             392
       300   Nationwide Mutual Insurance Co.(a)                        5.81         12/15/2024             306
       150   ZFS Finance USA Trust V(a)                                6.50          5/09/2037             160
                                                                                                      --------
                                                                                                         1,059
                                                                                                      --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

--------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                               MARKET
AMOUNT                                                                COUPON                             VALUE
(000)        SECURITY                                                  RATE           MATURITY           (000)
--------------------------------------------------------------------------------------------------------------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.5%)
$      250   GE Capital Trust I                                        6.38%         11/15/2067       $    271
        50   General Electric Capital Corp.                            6.38          11/15/2067             54
        75   ILFC E-Capital Trust I(a)                                 5.35(c)       12/21/2065             67
       200   JPMorgan Chase Capital XXI                                1.19(c)        2/02/2037            151
                                                                                                      --------
                                                                                                           543
                                                                                                      --------
             PROPERTY & CASUALTY INSURANCE (0.9%)
       200   Allstate Corp.                                            5.75           8/15/2053            203
       200   AmTrust Financial Services, Inc.(a)                       6.13           8/15/2023            202
       200   HSB Group, Inc.                                           1.15(c)        7/15/2027            159
       250   Ironshore Holdings, Inc.(a)                               8.50           5/15/2020            289
       100   Progressive Corp.                                         6.70           6/15/2037            109
                                                                                                      --------
                                                                                                           962
                                                                                                      --------
             REGIONAL BANKS (0.3%)
         6   Citizens Funding Trust I                                  7.50           9/15/2066            154
        50   First Maryland Capital Trust I                            1.24(c)        1/15/2027             42
       100   Fulton Capital Trust I                                    6.29           2/01/2036             97
        50   Regions Financial Corp.                                   7.75          11/10/2014             53
                                                                                                      --------
                                                                                                           346
                                                                                                      --------
             Total Financials                                                                            4,846
                                                                                                      --------
             INDUSTRIALS (0.1%)
             ------------------
             AEROSPACE & DEFENSE (0.0%)
        50   Textron Financial Corp.(a)                                6.00           2/15/2067             45
                                                                                                      --------
             AIRLINES (0.1%)
        66   Continental Airlines, Inc. "B" Pass-Through Trust         6.25           4/11/2020             69
                                                                                                      --------
             Total Industrials                                                                             114
                                                                                                      --------
             INFORMATION TECHNOLOGY (0.1%)
             -----------------------------
             DATA PROCESSING & OUTSOURCED SERVICES (0.1%)
       100   First Data Corp.(a)                                       6.75          11/01/2020            105
                                                                                                      --------
             TELECOMMUNICATION SERVICES (0.1%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (0.1%)
         4   Qwest Corp.                                               7.50           9/15/2051            102
                                                                                                      --------
             WIRELESS TELECOMMUNICATION SERVICES (0.0%)
        50   MetroPCS Wireless, Inc.(a)                                6.25           4/01/2021             52
                                                                                                      --------
             Total Telecommunication Services                                                              154
                                                                                                      --------

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16  | USAA CORNERSTONE AGGRESSIVE FUND

================================================================================

--------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                               MARKET
AMOUNT                                                                COUPON                             VALUE
(000)        SECURITY                                                  RATE          MATURITY            (000)
--------------------------------------------------------------------------------------------------------------
             UTILITIES (1.4%)
             ----------------
             ELECTRIC UTILITIES (0.8%)
$      200   Enel S.p.A.(a)                                            8.75%         9/24/2073        $    218
       100   NextEra Energy Capital Holdings, Inc.                     6.35         10/01/2066             101
       174   NextEra Energy Capital Holdings, Inc.                     6.65          6/15/2067             178
        50   NextEra Energy Capital Holdings, Inc.                     7.30          9/01/2067              55
       200   PPL Capital Funding, Inc.                                 6.70          3/30/2067             202
       125   Texas Competitive Electric Holdings Co., LLC(b)           4.73         10/10/2017              87
                                                                                                      --------
                                                                                                           841
                                                                                                      --------
             MULTI-UTILITIES (0.6%)
        50   Dominion Resources, Inc.                                  7.50          6/30/2066              54
       150   Dominion Resources, Inc.                                  2.55(c)       9/30/2066             140
       300   Integrys Energy Group, Inc.                               6.11         12/01/2066             303
       200   Puget Sound Energy, Inc.                                  6.97          6/01/2067             205
                                                                                                      --------
                                                                                                           702
                                                                                                      --------
             Total Utilities                                                                             1,543
                                                                                                      --------
             Total Corporate Obligations (cost: $9,003)                                                  9,204
                                                                                                      --------
             EURODOLLAR AND YANKEE OBLIGATIONS (2.4%)

             CONSUMER STAPLES (0.1%)
             -----------------------
             PACKAGED FOODS & MEAT (0.1%)
       100   JBS S.A.                                                   10.50        8/04/2016             113
                                                                                                      --------
             ENERGY (0.2%)
             -------------
             OIL & GAS STORAGE & TRANSPORTATION (0.2%)
       200   TransCanada Pipelines Ltd.                                6.35          5/15/2067             208
                                                                                                      --------
             FINANCIALS (1.4%)
             -----------------
             DIVERSIFIED BANKS (0.6%)
       100   Barclays Bank plc                                         0.65(c)               -(d)           60
       100   Barclays Bank plc                                         0.69(c)               -(d)           58
        50   Barclays Bank plc(a)                                      7.70                  -(d)           55
       200   HSBC Bank plc                                             0.60(c)               -(d)          125
       300   HSBC Bank plc                                             0.63(c)               -(d)          186
       100   Lloyds TSB Bank plc                                       0.49(c)               -(d)           60
       100   Royal Bank of Scotland Group plc                          9.50          3/16/2022             117
                                                                                                      --------
                                                                                                           661
                                                                                                      --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

--------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                               MARKET
AMOUNT                                                                COUPON                             VALUE
(000)        SECURITY                                                  RATE          MATURITY            (000)
--------------------------------------------------------------------------------------------------------------
             LIFE & HEALTH INSURANCE (0.2%)
$      200   Great-West Life & Annuity Insurance Capital, LP(a)        7.15%         5/16/2046        $    207
                                                                                                      --------
             PROPERTY & CASUALTY INSURANCE (0.5%)
       395   Oil Insurance Ltd.(a)                                     3.23(c)               -(d)          360
       200   QBE Capital Funding III Ltd.(a)                           7.25          5/24/2041             212
                                                                                                      --------
                                                                                                           572
                                                                                                      --------
             REINSURANCE (0.1%)
        50   Platinum Underwriters Finance, Inc.                       7.50          6/01/2017              57
       100   Swiss Re Capital I, LP(a)                                 6.85                  -(d)          106
                                                                                                      --------
                                                                                                           163
                                                                                                      --------
             Total Financials                                                                            1,603
                                                                                                      --------
             INDUSTRIALS (0.2%)
             ------------------
             INDUSTRIAL CONGLOMERATES (0.1%)
       150   Hutchison Whampoa International Ltd.(a)                   6.00                  -(d)          159
                                                                                                      --------
             MARINE (0.1%)
       100   Navios Maritime Holdings, Inc.(a)                         7.38          1/15/2022             101
                                                                                                      --------
             Total Industrials                                                                             260
                                                                                                      --------
             MATERIALS (0.3%)
             ----------------
             CONSTRUCTION MATERIALS (0.1%)
        50   Cemex Espana Luxembourg(a)                                9.88          4/30/2019              57
                                                                                                      --------
             DIVERSIFIED METALS & MINING (0.1%)
       100   Vedanta Resources plc(a)                                  6.00          1/31/2019              96
                                                                                                      --------
             GOLD (0.1%)
       200   St. Barbara Ltd.(a)                                       8.88          4/15/2018             169
                                                                                                      --------
             Total Materials                                                                               322
                                                                                                      --------
             TELECOMMUNICATION SERVICES (0.1%)
             ---------------------------------
             WIRELESS TELECOMMUNICATION SERVICES (0.1%)
        50   Altice Financing S.A.(a)                                  7.88         12/15/2019              54
                                                                                                      --------
             UTILITIES (0.1%)
             ----------------
             ELECTRIC UTILITIES (0.1%)
       150   Electricite De France S.A.(a)                             5.25                  -(d)          148
                                                                                                      --------
             Total Eurodollar and Yankee Obligations (cost: $2,573)                                      2,708
                                                                                                      --------

================================================================================

18  | USAA CORNERSTONE AGGRESSIVE FUND

================================================================================

--------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                               MARKET
AMOUNT                                                                COUPON                             VALUE
(000)        SECURITY                                                  RATE          MATURITY            (000)
--------------------------------------------------------------------------------------------------------------
             COMMERCIAL MORTGAGE SECURITIES (2.6%)

             FINANCIALS (2.6%)
             -----------------
             COMMERCIAL MORTGAGE-BACKED SECURITIES (2.6%)
$      100   Banc of America Commercial Mortgage, Inc.                 6.06%         7/10/2044        $    103
       100   Banc of America Commercial Mortgage, Inc.                 5.42         10/10/2045             100
       200   Banc of America Commercial Mortgage, Inc.                 6.25          2/10/2051             208
        65   Banc of America Merrill Lynch Commercial Mortgage, Inc.   4.77          7/10/2043              65
        90   Banc of America Merrill Lynch Commercial Mortgage,
                Inc.(a)                                                5.94          9/10/2047              94
        50   Bear Stearns Commercial Mortgage Securities, Inc.         5.49         12/11/2040              46
       100   Bear Stearns Commercial Mortgage Securities, Inc.         4.75          6/11/2041             104
       100   Bear Stearns Commercial Mortgage Securities, Inc.(a)      5.66          9/11/2041              97
        50   Bear Stearns Commercial Mortgage Securities, Inc.         5.60         10/12/2041              47
        50   Citigroup Commercial Mortgage Trust                       5.78          3/15/2049              51
        50   Credit Suisse Commercial Mortgage Pass-Through Trust      5.79          6/15/2038              50
       350   Credit Suisse Commercial Mortgage Pass-Through Trust      0.36          2/15/2040             262
       250   GE Capital Commercial Mortgage Corp.                      5.28          3/10/2044             242
        50   GE Capital Commercial Mortgage Corp.                      5.61         12/10/2049              51
       100   GMAC Commercial Mortgage Securities, Inc.                 4.97         12/10/2041              95
       300   GS Mortgage Securities Corp. II                           5.63          4/10/2038             302
        50   GS Mortgage Securities Corp. II                           5.93          8/10/2038              50
       200   GS Mortgage Securities Corp. II                           4.78          7/10/2039             203
       100   J.P. Morgan Chase Commercial Mortgage Securities Trust    5.37          5/15/2047             107
       100   LB-UBS Commercial Mortgage Trust                          5.38         11/15/2038             109
        50   LB-UBS Commercial Mortgage Trust                          5.28          2/15/2041              50
       100   Merrill Lynch Mortgage Trust                              5.14          7/12/2038             104
        50   Morgan Stanley Capital I, Inc.                            5.50          3/12/2044              51
       200   Wachovia Bank Commercial Mortgage Trust                   5.72          5/15/2043             209
       100   Wachovia Bank Commercial Mortgage Trust(a)                4.99          5/15/2044              94
                                                                                                      --------
                                                                                                         2,894
                                                                                                      --------
             Total Financials                                                                            2,894
                                                                                                      --------
             Total Commercial Mortgage Securities (cost: $2,839)                                         2,894
                                                                                                      --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

-------------------------------------------------------------------------------------------------------
                                                                                                 MARKET
NUMBER OF                                                                                         VALUE
SHARES       SECURITY                                                                             (000)
-------------------------------------------------------------------------------------------------------
             U.S. TREASURY SECURITIES (1.0%)

             NOTES (1.0%)
       345   1.63%, 8/15/2022                                                                  $    321
       230   1.63%, 11/15/2022                                                                      212
       401   1.75%, 5/15/2022                                                                       379
       245   2.00%, 2/15/2023                                                                       232
                                                                                               --------
                                                                                                  1,144
                                                                                               --------
             Total U.S. Treasury Securities (cost: $1,222)                                        1,144
                                                                                               --------
             Total Bonds (cost: $15,637)                                                         15,950
                                                                                               --------
             MONEY MARKET INSTRUMENTS (9.6%)

             MONEY MARKET FUNDS (9.6%)
10,817,234   State Street Institutional Liquid Reserve Fund, 0.07%(e) (cost: $10,817)            10,817
                                                                                               --------

             TOTAL INVESTMENTS (COST: $101,762)                                                $111,941
                                                                                               ========

-------------------------------------------------------------------------------------------------------
NUMBER OF
CONTRACTS
-------------------------------------------------------------------------------------------------------
             PURCHASED OPTIONS (0.1%)
       999   Put - iShares MSCI EAFE ETF expiring January 18, 2014 at 61                             22
       200   Put - iShares MSCI Emerging Markets ETF expiring January 18, 2014 at 38                  5
       265   Put - iShares MSCI Emerging Markets ETF expiring January 18, 2014 at 41                 23
        68   Put - S&P 500 Index expiring January 18, 2014 at 1640                                   28
        69   Put - S&P 500 Index expiring January 18, 2014 at 1730                                   81
                                                                                               --------

             TOTAL PURCHASED OPTIONS (COST: $331)                                              $    159
                                                                                               ========

================================================================================

20  | USAA CORNERSTONE AGGRESSIVE FUND

================================================================================

--------------------------------------------------------------------------------------------------------
($ in 000s)                                                  VALUATION HIERARCHY
--------------------------------------------------------------------------------------------------------
                                             (LEVEL 1)            (LEVEL 2)       (LEVEL 3)
                                         QUOTED PRICES    OTHER SIGNIFICANT     SIGNIFICANT
                                     IN ACTIVE MARKETS           OBSERVABLE    UNOBSERVABLE
ASSETS                            FOR IDENTICAL ASSETS               INPUTS          INPUTS        TOTAL
--------------------------------------------------------------------------------------------------------
U.S. Equity Securities:
  Common Stocks                                $31,245             $      -              $-     $ 31,245
  Preferred Stocks                                   -                  592               -          592
  Exchange-Traded Funds                          6,619                    -               -        6,619

International Equity Securities:
  Common Stocks                                  6,586                    -               -        6,586
  Exchange-Traded Funds                         37,052                    -               -       37,052

Precious Metals and Commodity-Related
  Securities:
  Exchange-Traded Funds                          2,925                    -               -        2,925

Global Real Estate Equity Securities:
  Preferred Stocks                                  63                   92               -          155

Bonds:
  Corporate Obligations                              -                 9,204              -        9,204
  Eurodollar and Yankee Obligations                  -                 2,708              -        2,708
  Commercial Mortgage Securities                     -                 2,894              -        2,894
  U.S. Treasury Securities                       1,144                     -              -        1,144

Money Market Instruments:
  Money Market Funds                            10,817                     -              -       10,817

Purchased Options                                  159                     -              -          159
--------------------------------------------------------------------------------------------------------
Total                                          $96,610               $15,490             $-     $112,100
--------------------------------------------------------------------------------------------------------

For the period of June 1, 2013, through November 30, 2013, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

November 30, 2013 (unaudited)

--------------------------------------------------------------------------------

o  GENERAL NOTES

   Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

   The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. Investments in foreign securities were 41.4% of net assets at November 30, 2013. A category percentage of 0.0% represents less than 0.1% of net assets.

   The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

o  CATEGORIES AND DEFINITIONS

   ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES -- Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated

================================================================================

22  | USAA CORNERSTONE AGGRESSIVE FUND

================================================================================

   by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

   EURODOLLAR AND YANKEE OBLIGATIONS -- Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

o  PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

   ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

   REIT   Real estate investment trust

o  SPECIFIC NOTES

   (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company (the Manager) under liquidity guidelines approved by the Trust's Board of Trustees (the Board), unless otherwise noted as illiquid.

   (b) Senior loan (loan) -- is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at November 30, 2013. The weighted average life of the loan is likely to be shorter than

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  23

================================================================================

       the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

   (c) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at November 30, 2013.

   (d) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

   (e) Rate represents the money market fund annualized seven-day yield at November 30, 2013.

    *  Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

24  | USAA CORNERSTONE AGGRESSIVE FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

November 30, 2013 (unaudited)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value (cost of $101,762)           $111,941
  Purchased options, at market value (cost of $331)                            159
  Cash                                                                         107
  Receivables:
     Capital shares sold                                                       409
     USAA Asset Management Company (Note 5C)                                    51
     Dividends and interest                                                    255
     Securities sold                                                           149
                                                                          --------
        Total assets                                                       113,071
                                                                          --------
LIABILITIES
  Payables:
     Securities purchased                                                      408
     Capital shares redeemed                                                    26
  Accrued management fees                                                       67
  Accrued transfer agent's fees                                                 10
  Other accrued expenses and payables                                           41
                                                                          --------
        Total liabilities                                                      552
                                                                          --------
           Net assets applicable to capital shares outstanding            $112,519
                                                                          ========
NET ASSETS CONSIST OF:
  Paid-in capital                                                         $101,084
  Accumulated undistributed net investment income                              925
  Accumulated net realized gain on investments and options                     503
  Net unrealized appreciation of investments and options                    10,007
                                                                          --------
           Net assets applicable to capital shares outstanding            $112,519
                                                                          ========
  Capital shares outstanding, unlimited number of shares authorized,
     no par value                                                            9,361
                                                                          ========
  Net asset value, redemption price, and offering price per share         $  12.02
                                                                          ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  25

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended November 30, 2013 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $2)                        $  861
   Interest                                                                  412
                                                                          ------
            Total income                                                   1,273
                                                                          ------
EXPENSES
   Management fees                                                           361
   Administration and servicing fees                                          72
   Transfer agent's fees                                                     157
   Custody and accounting fees                                                62
   Postage                                                                     5
   Shareholder reporting fees                                                  8
   Trustees' fees                                                              7
   Registration fees                                                          21
   Professional fees                                                          25
   Other                                                                       3
                                                                          ------
            Total expenses                                                   721
   Expenses reimbursed                                                      (192)
                                                                          ------
            Net expenses                                                     529
                                                                          ------
NET INVESTMENT INCOME                                                        744
                                                                          ------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND OPTIONS
   Net realized gain (loss) on:
      Investments:
            Unaffiliated transactions                                      1,346
            Affiliated transactions (Note 7)                                  13
      Options                                                               (666)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                          5,283
      Options                                                               (322)
                                                                          ------
            Net realized and unrealized gain                               5,654
                                                                          ------
   Increase in net assets resulting from operations                       $6,398
                                                                          ======

See accompanying notes to financial statements.

================================================================================

26  | USAA CORNERSTONE AGGRESSIVE FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended November 30, 2013 (unaudited), and period ended May 31, 2013

------------------------------------------------------------------------------------------

                                                               11/30/2013       5/31/2013*
------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                       $    744           $   724
   Net realized gain on investments                               1,359             1,530
   Net realized loss on options                                    (666)             (971)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                 5,283             4,896
      Options                                                      (322)              150
                                                               --------------------------
      Increase in net assets resulting from operations            6,398             6,329
                                                               --------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                              -              (543)
   Net realized gains                                                 -              (749)
                                                               --------------------------
      Distributions to shareholders                                   -            (1,292)
                                                               --------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                     32,965            86,643
   Reinvested dividends                                               -               571
   Cost of shares redeemed                                      (10,429)           (8,667)
                                                               --------------------------
      Increase in net assets from capital share transactions     22,536            78,547
                                                               --------------------------
   Capital contribution from USAA Transfer Agency Company             -                 1
                                                               --------------------------
   Net increase in net assets                                    28,934            83,585

NET ASSETS
   Beginning of period                                           83,585                 -
                                                               --------------------------
   End of period                                               $112,519           $83,585
                                                               ==========================
Accumulated undistributed net investment income:
   End of period                                               $    925           $   181
                                                               ==========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                    2,868             8,129
   Shares issued for dividends reinvested                             -                53
   Shares redeemed                                                 (907)             (782)
                                                               --------------------------
      Increase in shares outstanding                              1,961             7,400
                                                               ==========================

*Fund commenced operations on June 8, 2012.

See accompanying notes to financial statements.

================================================================================

                                                       FINANCIAL STATEMENTS | 27

================================================================================

NOTES TO FINANCIAL STATEMENTS

November 30, 2013 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this semiannual report pertains only to the USAA Cornerstone Aggressive Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to seek capital appreciation over the long term with the potential for current income.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other

================================================================================

28  | USAA CORNERSTONE AGGRESSIVE FUND

================================================================================

    things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

    2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager, an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

         particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

    3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

    4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

    6. Repurchase agreements are valued at cost, which approximates market value.

    7. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

================================================================================

30  | USAA CORNERSTONE AGGRESSIVE FUND

================================================================================

    8.   Options are valued by a pricing service at the National Best Bid/Offer
         (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

    9. Forward currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service.

    10. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

         Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

    of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain preferred stocks, which are valued based on methods discussed in Note 1A1, and all bonds, except U.S. Treasuries, which are valued based on methods discussed in Note 1A5.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade.

================================================================================

32  | USAA CORNERSTONE AGGRESSIVE FUND

================================================================================

    OPTIONS TRANSACTIONS -- The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

    Premiums paid for purchased options are included in the Fund's statement of assets and liabilities as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

    Premiums received from writing options are included in the Fund's statement of assets and liabilities as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

    In an attempt to reduce the Fund's volatility over time, the Fund may implement a strategy that involves purchasing and selling options on indexes or ETFs that represent the Fund's exposure against a highly correlated stock portfolio. The combination of the diversified stock portfolio with index or ETF options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on ETFs are similar to options on individual securities in that the holder of the ETF call (or put) has the right to receive (or sell) shares of the underlying ETF at the strike price on or before exercise date. Options on securities indexes are different from options on individual securities in that the holder of the index option has the right to receive an amount of cash equal to the difference between the exercise price and the settlement value of the underlying index as defined by the exchange. If an index option is exercised, the realized gain or loss is determined by the exercise price, the settlement value, and the premium amount paid or received.

    FAIR VALUES OF DERIVATIVE INSTRUMENTS AS OF NOVEMBER 30, 2013*
    (IN THOUSANDS)

CAPTION>
                                       ASSET DERIVATIVES                 LIABILITY DERIVATIVES
---------------------------------------------------------------------------------------------------
                                STATEMENT OF                         STATEMENT OF
DERIVATIVES NOT ACCOUNTED       ASSETS AND                           ASSETS AND
FOR AS HEDGING                  LIABILITIES                          LIABILITIES
INSTRUMENTS                     LOCATION             FAIR VALUE      LOCATION           FAIR VALUE
---------------------------------------------------------------------------------------------------
Equity contracts                Purchased                  $159          -                  -
                                options; Net
                                unrealized
                                appreciation of
                                investments and
                                options
---------------------------------------------------------------------------------------------------

*For open derivative instruments as of November 30, 2013, see the portfolio of investments, which also is indicative of activity for the six-month period ended November 30, 2013.

================================================================================

34  | USAA CORNERSTONE AGGRESSIVE FUND

================================================================================

    THE EFFECT OF DERIVATIVE INSTRUMENTS ON THE STATEMENT OF OPERATIONS FOR THE SIX-MONTH PERIOD ENDED NOVEMBER 30, 2013 (IN THOUSANDS)

DERIVATIVES                                                       CHANGE IN
NOT ACCOUNTED        STATEMENT OF                                 UNREALIZED
FOR AS HEDGING       OPERATIONS                REALIZED LOSS      DEPRECIATION ON
INSTRUMENTS          LOCATION                  ON DERIVATIVES     DERIVATIVES
----------------------------------------------------------------------------------
Equity contracts     Net realized loss on          $(666)             $(322)
                     options/Change in
                     net unrealized
                     appreciation/depreciation
                     of options
----------------------------------------------------------------------------------

D. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

E. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

F. FOREIGN CURRENCY TRANSLATIONS -- The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

G. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the

================================================================================

36  | USAA CORNERSTONE AGGRESSIVE FUND

================================================================================

    extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

H. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses.

I. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

J. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR).

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

the committed loan agreement. The facility fee rate remains unchanged from September 30, 2012, to September 30, 2013. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the six-month period ended November 30, 2013, the Fund paid CAPCO facility fees of less than $500, which represents 0.2% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the six-month period ended November 30, 2013.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of May 31, 2014, in accordance with applicable tax law.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

Under the Regulated Investment Company Modernization Act of 2010 (the Act), a fund is permitted to carry forward net capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and/or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

At May 31, 2013, the Fund had no post-enactment capital loss carryforwards, for federal income tax purposes.

For the six-month period ended November 30, 2013, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary. The

================================================================================

38  | USAA CORNERSTONE AGGRESSIVE FUND

================================================================================

statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year-ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended November 30, 2013, were $47,056,000 and $29,095,000, respectively.

As of November 30, 2013, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of November 30, 2013, were $12,240,000 and $2,233,000, respectively, resulting in net unrealized appreciation of $10,007,000.

For the six-month period ended November 30, 2013, transactions in written call and put options* were as follows:

                                                                    PREMIUMS
                                             NUMBER OF              RECEIVED
                                             CONTRACTS               (000's)
                                             -------------------------------
Outstanding May 31, 2013                         243                 $ 371
Options written                                2,119                   154
Options terminated in closing
 purchase transactions                        (1,632)                 (510)
Options expired                                 (730)                  (15)
                                             -------------------------------
Outstanding at November 30, 2013                   -                 $   -
                                             ===============================

*Refer to Note 1C for a discussion of derivative instruments and how they are accounted for in the Fund's financial statements.

(5) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

    and affairs of the Fund and for directly managing the day-to-day investment of the Fund's assets, subject to the authority of and supervision by the Board. The Manager also is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of a portion of the Fund's assets. The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets for the fiscal year. For the six-month period ended November 30, 2013, the Fund incurred total management fees, paid or payable to the Manager, of $361,000.

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the period ended November 30, 2013, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $72,000.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the period ended November 30, 2013, the Fund reimbursed the Manager $1,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. EXPENSE LIMITATION -- The Manager has agreed, through October 1, 2014, to limit the annual expenses of the Fund to 1.10% of its average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through October 1, 2014, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. For the

================================================================================

40  | USAA CORNERSTONE AGGRESSIVE FUND

================================================================================

    six-month period ended November 30, 2013, the Fund incurred reimbursable expenses of $192,000, of which $51,000 was receivable from the Manager.

D. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for administration and servicing of accounts held with such intermediaries. For the six-month period ended November 30, 2013, the Fund incurred transfer agent's fees, paid or payable to SAS, of $157,000.

E. UNDERWRITING SERVICES -- USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At November 30, 2013, USAA and its affiliates owned 2,500,000 shares, which represents 26.7% of the Fund.

(7) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

During the six-month period ended November 30, 2013, in accordance with affiliated transaction procedures approved by the Board, purchases and sales of security transactions were executed between the Fund and

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

the following affiliated USAA Funds at the then-current market price with no brokerage commissions incurred.


                                                                        NET REALIZED
                                                          COST TO      GAIN (LOSS) TO
      SELLER                       PURCHASER             PURCHASER         SELLER
-------------------------------------------------------------------------------------
USAA Cornerstone              USAA Cornerstone
 Aggressive Fund               Moderately Aggressive
                               Fund                      $1,671,000       $ 70,000

USAA Cornerstone              USAA Cornerstone
 Aggressive Fund               Moderately Conservative
                               Fund                           3,000              -*

USAA Cornerstone              USAA Cornerstone
 Aggressive Fund               Moderate Fund                  3,000              -*

USAA Cornerstone              USAA First Start
 Aggressive Fund               Growth Fund                  282,000         (5,000)

USAA Cornerstone              USAA Real
 Aggressive Fund               Return Fund                  641,000        (52,000)

USAA Income                   USAA Cornerstone
 Stock Fund                    Aggressive Fund              117,000         77,000

USAA Real                     USAA Cornerstone
 Return Fund                   Aggressive Fund              116,000        (13,000)

USAA Cornerstone              USAA Cornerstone
 Moderately                    Aggressive Fund
 Conservative Fund                                          139,000         (9,000)

USAA Cornerstone              USAA Cornerstone
 Moderately                    Aggressive Fund
 Aggressive Fund                                            113,000        (18,000)

*Represents less than $500.

================================================================================

42  | USAA CORNERSTONE AGGRESSIVE FUND

================================================================================

(8) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                                                            SIX-MONTH
                                                           PERIOD ENDED           PERIOD ENDED
                                                           NOVEMBER 30,              MAY 31,
                                                           -----------------------------------
                                                               2013                 2013***
                                                           -----------------------------------
Net asset value at beginning of period                     $  11.30                  $ 10.00
                                                           ---------------------------------
Income from investment operations:
  Net investment income(a)                                      .09                      .16
  Net realized and unrealized gain(a)                           .63                     1.43
                                                           ---------------------------------
Total from investment operations(a)                             .72                     1.59
                                                           ---------------------------------
Less distributions from:
  Net investment income                                           -                     (.12)
  Realized capital gains                                          -                     (.17)
                                                           ---------------------------------
Total distributions                                               -                     (.29)
                                                           ---------------------------------
Net asset value at end of period                           $  12.02                  $ 11.30
                                                           =================================
Total return (%)*                                              6.37                    16.05
Net assets at end of period (000)                          $112,519                  $83,585
Ratios to average net assets:**
  Expenses (%)(b),(c)                                          1.10                     1.10
  Expenses, excluding reimbursements (%)(b),(c)                1.50                     1.65
  Net investment income (%)(c)                                 1.54                     1.46
Portfolio turnover (%)                                           33                       74

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.

 ** For the six-month period ended November 30, 2013, average net assets were $96,114,000.

*** Fund commenced operations on June 8, 2012.

(a) Calculated using average shares. For the six-month period ended November 30, 2013, average shares were 8,365,000.

(b) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.

(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

EXPENSE EXAMPLE

November 30, 2013 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of June 1, 2013, through November 30, 2013.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual

================================================================================

44  | USAA CORNERSTONE AGGRESSIVE FUND

================================================================================

ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                 EXPENSES PAID
                                     BEGINNING              ENDING              DURING PERIOD*
                                   ACCOUNT VALUE         ACCOUNT VALUE           JUNE 1, 2013 -
                                    JUNE 1, 2013       NOVEMBER 30, 2013       NOVEMBER 30, 2013
------------------------------------------------------------------------------------------------
Actual                               $1,000.00            $1,063.70                 $5.69

Hypothetical
 (5% return before expenses)          1,000.00             1,019.55                  5.57

*Expenses are equal to the Fund's annualized expense ratio of 1.10%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of 6.37% for the six-month period of June 1, 2013, through November 30, 2013.

================================================================================

                                                          EXPENSE EXAMPLE |  45

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
                                     Paul L. McNamara
                                     Jefferson C. Boyce
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select "Investments,"
AT USAA.COM                          then "Mutual Funds"

OR CALL                              Under "Investments" view
(800) 531-USAA                       account balances, or click
        (8722)                       "I want to...," and select
                                     the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------
>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on usaa.com select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
       USAA         WE KNOW WHAT IT MEANS TO SERVE.(R)
   =============================================================================
   97452-0114                                (C)2014, USAA. All rights reserved.


ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



















SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended November 30, 2013

By:*     /S/ DANIEL J. MAVICO
         -----------------------------------------------------------
         Signature and Title:  DANIEL J. MAVICO, Assistant Secretary

Date:     1/27/2014
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     1/27/2014
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     1/27/2014
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*Print the name and title of each signing officer under his or her signature.